Investments	6 Months Ended
Jun. 30, 2020
Investments
9.	Investments

	December 31,	June 30,
	2019	2020
	RMB	RMB
Equity method investments	203,730	203,633
Equity investments without readily determinable fair values (i)	175,694	226,918

	379,424	430,551

(i)	During the six months ended June 30, 2020, the Company acquired equity interests of two privately-held entities with a total consideration of RMB 49,065 .
The Company has neither significant influence nor control in these investees. These equity investments are not considered as debt securities or equity securities that have readily determinable fair values. Accordingly, the Company elected to account for these investments at cost less impairments, adjusted by observable price changes.

Douyu [Member]
Investments
4.	Investments
Equity method investments:

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB
Hangzhou Aijidi Culture Creation Co., Ltd.	4,090,990	3,943,536
Chongqing Yuwan Network Media Co., Ltd.	9,721,472	12,197,828
Hunan Yuyou Starfire Culture Media Co., Ltd.	15,139,902	14,071,419
Wuhan Shayu Network Technology Co., Ltd.(“Shayu”) (1)	—	203,545,159
Others (2)	3,849,736	—

	32,802,100	233,757,942

(1)
In 2016, the Group invested RMB10 million for 8.5% equity interest in Shayu, a live streaming platform in PRC and accounted for this investment as an equity security without a readily determinable fair value. In May 2020, to restructure and increase its investment in Shayu, the Group completed the following transactions:

•
The Group acquired 19.125% equity interest in Shayu from Mr. Chen Shaojie, the Group’s CEO and shareholder for a cash consideration of RMB24,850,000. The purchase price paid by the Group was below fair value of the acquired equity interest, which is determined to be RMB43,617,750 by the Group with the assistance of an independent valuer. The excess amount of RMB18,767,750 between the fair value of the equity interest acquired in Shayu over the price paid is accounted as contribution from shareholder in the condensed consolidated statement of change in shareholders’ equity.

•
The Company injected cash of RMB 80,000,000 and its holding of 100% equity interest in Chengdu Shuangsi Culture Broadcasting Co., Ltd (“Shuangsi”) with a fair value determined to be RMB54,391,900 into Shayu, in exchange of 8.309% newly issued equity interest in Shayu. Shuangsi ceased to be a subsidiary of the Group and a gain on disposal of subsidiary in the amount of RMB23,525,694 was recognized in the condensed consolidated statement of comprehensive income, representing the difference between the fair value of Shuangsi and its carrying value at the date of the transaction.

Upon the completion of these transactions, the Group has 35.084% equity interest of Shayu and accounts for its investment in Shayu under the equity method.

(2)
In 2018, the Group made investments in four talent agencies with aggregate cash consideration of RMB3,600,000, none of which was individually material. In April 2020, the Group lost significant influence over these four talent agencies. Thus, these equity method investees with carrying amount of RMB4,077,376 were reclassified as equity securities without readily determinable fair values.

During the six months ended June 30, 2019 and 2020, the Group recorded impairment of RMB3,790,443 and nil, respectively.
Equity securities without readily determinable fair values:

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB
Content producers	123,629,785	188,811,526
Technology and software companies	59,102,000	49,102,000
Others	10,000,000	10,000,000

	192,731,785	247,913,526

Equity securities without readily determinable fair value were accounted as cost method investments prior to adopting ASC 321. For six months ended June 30, 2019 and 2020, nil and RMB19,417,064 impairment were recorded and an upward adjustments of nil and RMB 8,571,429 as result of observable price change for the identical or similar investment of the same investees was recognized in other expense, net.